Note 14 - Goodwill	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
14.	GOODWILL

	2020	2019

Balance at the end of the previous year	35,009.9	34,276.2
Effect of movements in foreign exchange in the balance sheet	4,006.9	16.1
Effect of application of IAS 29 (hyperinflation)	605.4	691.2
Acquisitions, (write-offs) and disposal through business combinations	401.3	26.4
Balance at the end of the year	40,023.5	35,009.9

The carrying amount of goodwill was allocated to the different CGU as follows:

	Functional currency	2020	2019

Brazil	BRL	17,696.7	17,694.8
Goodwill		102,939.3	102,937.4
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	4,080.7	3,476.9
Panama	PAB	1,806.5	1,400.5

Latin America - South:
Argentina	ARS	2,415.2	1,972.2
Bolivia	BOB	1,838.2	1,425.7
Chile	CLP	63.9	47.3
Paraguay	PYG	998.9	836.6
Uruguay	UYU	182.0	160.1

Canada	CAD	10,941.4	7,995.8
		40,023.5	35,009.9

(i) This refers to the shareholding exchange transaction in
2013
as a result of the adoption of the predecessor basis of accounting.

The impairment testing of assets with indefinite useful lives requires the use of a number of critical judgments, estimates and assumptions. Goodwill, which accounted for approximately
36%
of total assets, as at
December 31, 2020 (
39%
as at
December 31, 2019)
is tested for impairment at the cash-generating unit level at least annually. The cash-generating unit level is the lowest level at which asset is monitored for internal management purposes. When a business combination occurs, assets with indefinite useful lives are allocated, from the acquisition date, to each business unit that is expected to benefit from the synergies arising from the combination.

Annual impairment testing

The Company completed its annual impairment testing for goodwill based on the assumptions described below and concluded that no
impairment charge was warranted.

The Company cannot predict whether an event that could triggers impairment will occur, when it will occur or how it will affect the value of the asset reported. The Company believes that all of its estimates are reasonable, are consistent with the Company's internal reporting and reflect management's best estimates. However, inherent uncertainty exists which management is not
able to control. While changes in estimates could have a material impact on the calculation of fair values, and trigger impairment, the Company, based on the sensitivity analysis performed, is not
aware of any reasonably possible changes in key assumptions that would cause a business unit's carrying amount to exceed its recoverable amount.

The methodology used by the Company to determine the recoverable value of all its CGUs is the net fair value of selling expenses, using multiples of the profit before financial result, income tax and depreciation and amortization expenses (“EBITDA”), observed in the market for previous comparable business transactions in the domestic and international brewing industry. The values used by the Company for this approach are based on external sources of information. This measurement is classified at Level
2
of the fair value hierarchy, since the main source of information used by the Company to determine the recoverable value was the EBITDA multiples of observable transactions involving comparable businesses. As part of this multiples analysis, the Company has established that CGUs with an invested capital that exceeds seven
times their EBITDA should have their recoverable value determined using the value-in-use approach, to determine whether the value-in-use exceeds the carrying amount of the CGU. Based on the most recent analysis carried out by the Company, only Chile met this criterion.

However, for the Brazil and Chile CGUs, the Company also used discounted cash flow projections to determine the CGUs' recoverable amounts, in order to corroborate the conclusions reached by applying the fair value less disposal costs approach, the carrying amount of these CGUs does not
exceed their recoverable values. The selection of these CGUs considered quantitative and qualitative aspects, since only the Brazil CGU, which is the most representative of the Company as a whole, and the Chile CGU, have reached the pre-determined EBITDA multiple.

Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was carried out for a
0.5%
increase / decrease in the discount rate and growth rate. In any combination, the value of the cash flow is higher than its book value. Even considering the increase in the discount rate, the recoverable amount exceeded the business unit's carrying amount.

The key judgments, estimates and key assumptions used for the discounted free cash flow calculations for these CGUs were as follow:

▪	The first year of the model is based on management's best estimate of the free cash flow outlook for the current year;

▪	In the
second
year of the model, the free cash flow is based on AB InBev's strategic plan, as approved by key management. AB InBev's strategic plan is prepared on a per country basis, and is based on external sources of macroeconomic assumptions, industry trends, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, variable and fixed costs, capital expenditure and working capital assumptions;

▪	From the
third
to the
tenth
year of the model, the cash flow is extrapolated using the growth in volumes, price indexes, and expected market share for each CGU. For the Chile CGU we considered the best estimates from local management; and

▪	Projections are made in the functional currency of the business unit and discounted at the unit's weighted average cost of capital (“WACC”), considering sensitivities of this metric.

Based on our cash flow analysis, the growth rates applied ranged from
1.9%
to
3.3%.

The nominal WACC applied in the local currency for each CGU was as follows:

CGU	2020
Chile	7.21%
Brazil	9.67%

Although Ambev believes that its judgments, assumptions and estimates are appropriate, actual results may
differ from these estimates based on different assumptions or in market or macroeconomic conditions.